UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F-HR

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Koch Industries, Inc
Address:  4111 E. 37th Street
          North Wichita, Kansas 67220

13 File Number: 28-10337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Dinkel
Title:     Controller
Phone:     316-828-6486
Signature, Place and Date of Signing:

    Richard Dinkel   Wichita, Kansas February 7, 2006

The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities, exercises investment discretion with respect to such securities or is a member of any group with respect to such securities.

Georgia-Pacific Corporation ("GP") is an indirect wholly-owned subsidiary of Koch Industries, Inc. ("KII"). KII acquired indirect ownership of GP pursuant to the terms of an Agreement and Plan of Merger, dated as of November 13, 2005 (the "Merger Agreement"), by and between KII, Koch Forest Products, Inc. ("KFP") and GP. Pursuant to the Merger Agreement, KFP made a tender offer for all of the outstanding shares of GP common stock at a price of $48.00 per share. Following completion of the tender offer, KFP was merged (the "Merger")
with and into GP, with GP as the surviving corporation.   As a result
of the Merger, (a) all outstanding shares of GP common stock not owned directly or indirectly by KII were converted into the right to receive a cash payment equal to $48.00 per share, (b) all shares of GP common stock owned directly or indirectly by KII were cancelled without consideration and (c) all of the 1,000 outstanding shares of common stock of KFP (which were indirectly owned by KII) were converted into and became shares of common stock of GP as the surviving corporation in the merger (and remain indirectly owned by KII). The common stock of GP is no longer publicly traded and was deregistered pursuant to a Form 15 filed with the Commission on December 23, 2005. Although the common stock of GP is included on the Commission's list of Section 13F Securities for the 4th Quarter of 2005 under CUSIP 373298 10 8, because such list was prepared as of December 20, 2005 (prior to the deregistration of the GP common stock on December 23, 2005), KII has not included its ownership of the 1,000 currently outstanding shares of GP common stock on the Information Table included in this report.

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    0

Form 13F Information Table Value Total:    0



List of Other Included Managers:

 No.  13F File Number     Name

NONE

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------